Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of of applicable income tax rate
School name	Note	Applicable income tax rate
Yunnan Hengshui Chenggong Experimental Secondary School	(i)	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School	(i)	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School	(i)	Income tax exemption
Qujing Hengshui Experimental Secondary School	(i)(iv)	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School	(i)	Income tax exemption
Resorts District Hengshui Experimental Secondary School	(ii)	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School	(ii)	Income tax exemption on certain income
Ordos Hengshui Experimental High School	(iii)	25%
Xinping Hengshui Experimental High School Co., Ltd.	(iii)(iv)	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School	(iii)	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School	(iii)	Preferential tax rate of small and micro enterprise

Schedule of (loss)/income before income taxes and the provision for PRC income taxes
	Years Ended December 31,
	2019	2020	2021
Income before income taxes	59,380	96,432	64,291
Current income tax expense	8,453	21,501	1,739
Deferred tax benefits	(3,083)	(6,097)	(166)
Total income taxes expenses	5,370	15,404	1,573

Schedule of (loss)/income before income taxes and the provision for PRC income taxes
	Years Ended December 31,
	2019	2020	2021
Income before income taxes	59,380	96,432	64,291
Income tax computed at PRC statutory tax rate	14,845	24,108	16,073
Effect of non-taxable income	(2,444)	(3,516)	(3,369)
Effect of non-deductible expenses	1,674	2,085	715
Effect of preferential tax rate	(7,779)	(7,282)	(11,571)
Others	(926)	9	(275)
Total	5,370	15,404	1,573

Schedule of deferred tax assets and liabilities
	As of December 31,
	2020	2021
Deferred tax assets:
Allowance for doubtful accounts	408	408
Deductible donation expenses carried forwards	2,646	2,646
Accrued expenses	4,250	4,448
Registration fees	3,351	3,537
Property and equipment	137	137
Net operating loss carry forwards	3,690	18,193
Total gross deferred tax assets	14,482	29,369
Valuation allowance on deferred tax assets	(802)	(802)
Deferred tax assets, net of valuation allowance	13,680	28,567
Deferred tax liabilities:
Property and equipment	(968)	(968)
Intangible assets	(11,153)	(10,388)
Government grants	(1,218)	(1,219)
Total deferred tax liabilities	(13,339)	(12,575)
Net deferred tax	341	15,992
Analysis as:
Deferred tax assets	13,680	28,567
Deferred tax liabilities	(13,339)	(12,575)
Net deferred tax (liabilities)/assets	341	15,992